Average Annual Total Returns		12 Months Ended	48 Months Ended	54 Months Ended	60 Months Ended	108 Months Ended	120 Months Ended
	Aug. 29, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000® Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		23.81%	12.37%		13.86%		12.55%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000® Value Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		14.37%			8.68%		8.49%
Russell 1000® Index (reflects no deduction for fees, expense or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000® Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		24.51%			14.28%		12.87%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		13.07%			8.59%		8.10%
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell Midcap® Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		15.34%			9.92%		9.63%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000® Value Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		8.05%			7.29%		7.14%
Russell 2000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000® Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		11.54%			7.40%		7.82%
MSCI World Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI World Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		18.67%		13.96%	11.17%	11.22%	9.95%
MSCI World ex-USA Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI World ex-USA Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		4.70%			5.10%	6.23%
MSCI World ex-USA Small Cap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI World ex-USA Small Cap Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		2.76%		6.40%
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000® Value Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		13.98%			8.60%		8.40%
ICE BofA US Corporate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	ICE BofA U.S. Corporate Bond Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		2.76%			0.48%		2.52%
ICE BofA BB-B U.S. High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	ICE BofA BB-B U.S. High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		6.92%			3.68%		4.89%
Russell 3000® Value Total Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000® Value Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		13.98%	10.42%
Hotchkis & Wiley Large Cap Disciplined Value Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes – Class A
Average Annual Return, Percent		6.66%			9.84%		8.58%
Performance Inception Date	Aug. 30, 2004
Hotchkis & Wiley Large Cap Disciplined Value Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes – Class I
Average Annual Return, Percent		12.84%			11.31%		9.43%
Performance Inception Date	Aug. 30, 2004
Hotchkis & Wiley Large Cap Disciplined Value Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions – Class I
Average Annual Return, Percent		9.70%			10.37%		8.67%
Hotchkis & Wiley Large Cap Disciplined Value Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares – Class I
Average Annual Return, Percent		10.03%			8.97%		7.61%
Hotchkis & Wiley Large Cap Fundamental Value Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes – Class I
Average Annual Return, Percent		12.81%			9.90%		8.83%
Performance Inception Date	Jun. 24, 1987
Hotchkis & Wiley Large Cap Fundamental Value Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions – Class I
Average Annual Return, Percent		10.20%			8.30%		7.77%
Hotchkis & Wiley Large Cap Fundamental Value Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares – Class I
Average Annual Return, Percent		9.62%			7.70%		7.05%
Hotchkis & Wiley Large Cap Fundamental Value Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes – Class A
Average Annual Return, Percent		6.64%			8.47%		7.98%
Performance Inception Date	Oct. 26, 2001
Hotchkis & Wiley Large Cap Fundamental Value Fund Class Z
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes – Class Z
Average Annual Return, Percent		12.90%			10.02%		8.89%
Performance Inception Date	Sep. 30, 2019
Hotchkis & Wiley Mid-Cap Value Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes – Class I
Average Annual Return, Percent		3.63%			12.04%		6.26%
Performance Inception Date	Jan. 02, 1997
Hotchkis & Wiley Mid-Cap Value Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions – Class I
Average Annual Return, Percent		3.36%			11.75%		5.46%
Hotchkis & Wiley Mid-Cap Value Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares – Class I
Average Annual Return, Percent		2.35%			9.57%		4.74%
Hotchkis & Wiley Mid-Cap Value Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes – Class A
Average Annual Return, Percent		(2.03%)			10.62%		5.46%
Performance Inception Date	Jan. 02, 2001
Hotchkis & Wiley Mid-Cap Value Fund Class Z
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes – Class Z
Average Annual Return, Percent		3.75%			12.18%		6.33%
Performance Inception Date	Sep. 30, 2019
Hotchkis & Wiley Small Cap Value Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes – Class I
Average Annual Return, Percent		5.06%			11.69%		7.70%
Performance Inception Date	Sep. 20, 1985
Hotchkis & Wiley Small Cap Value Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions – Class I
Average Annual Return, Percent		3.08%			10.46%		6.33%
Hotchkis & Wiley Small Cap Value Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares – Class I
Average Annual Return, Percent		4.28%			9.18%		5.85%
Hotchkis & Wiley Small Cap Value Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes – Class A
Average Annual Return, Percent		(0.67%)			10.28%		6.88%
Performance Inception Date	Oct. 06, 2000
Hotchkis & Wiley Small Cap Value Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes – Class C
Average Annual Return, Percent		3.09%			10.65%		6.67%
Performance Inception Date	Feb. 04, 2002
Hotchkis & Wiley Small Cap Value Fund Class Z
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes – Class Z
Average Annual Return, Percent		5.11%			11.85%		7.78%
Performance Inception Date	Sep. 30, 2019
Hotchkis & Wiley Small Cap Diversified Value Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes – Class I
Average Annual Return, Percent		4.36%			9.24%		8.44%
Performance Inception Date	Jun. 30, 2014
Hotchkis & Wiley Small Cap Diversified Value Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions – Class I
Average Annual Return, Percent		2.83%			7.49%		6.71%
Hotchkis & Wiley Small Cap Diversified Value Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares – Class I
Average Annual Return, Percent		3.54%			6.97%		6.33%
Hotchkis & Wiley Small Cap Diversified Value Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes – Class A
Average Annual Return, Percent		(1.36%)			7.81%		7.60%
Performance Inception Date	Jun. 30, 2014
Hotchkis & Wiley Small Cap Diversified Value Fund Class Z
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes – Class Z
Average Annual Return, Percent		4.40%			9.26%		8.45%
Performance Inception Date	Sep. 30, 2019
Hotchkis & Wiley Global Value Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes – Class I
Average Annual Return, Percent		9.43%			9.26%		7.57%
Performance Inception Date	Dec. 31, 2012
Hotchkis & Wiley Global Value Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions – Class I
Average Annual Return, Percent		5.98%			7.71%		6.19%
Hotchkis & Wiley Global Value Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares – Class I
Average Annual Return, Percent		7.96%			7.19%		5.85%
Hotchkis & Wiley Global Value Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes – Class A
Average Annual Return, Percent		3.35%			7.81%		6.73%
Performance Inception Date	Aug. 30, 2013
Hotchkis and Wiley International Value Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes – Class I
Average Annual Return, Percent		5.77%			7.24%	6.86%
Performance Inception Date	Dec. 31, 2015
Hotchkis and Wiley International Value Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions – Class I
Average Annual Return, Percent		3.08%			6.18%	5.75%
Hotchkis and Wiley International Value Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares – Class I
Average Annual Return, Percent		5.93%			5.87%	5.50%
International Small Cap Diversified Value Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes – Class I
Average Annual Return, Percent		4.40%		13.42%
Performance Inception Date	Jun. 30, 2020
International Small Cap Diversified Value Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions – Class I
Average Annual Return, Percent		(1.57%)		9.54%
International Small Cap Diversified Value Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares – Class I
Average Annual Return, Percent		6.95%		10.02%
Hotchkis & Wiley Value Opportunities Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes – Class I
Average Annual Return, Percent		11.61%			13.03%		10.48%
Performance Inception Date	Dec. 31, 2002
Hotchkis & Wiley Value Opportunities Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions – Class I
Average Annual Return, Percent		9.28%			11.11%		8.53%
Hotchkis & Wiley Value Opportunities Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares – Class I
Average Annual Return, Percent		8.68%			10.12%		7.94%
Hotchkis & Wiley Value Opportunities Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes – Class A
Average Annual Return, Percent		5.50%			11.53%		9.61%
Performance Inception Date	Dec. 31, 2002
Hotchkis & Wiley Value Opportunities Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes – Class C
Average Annual Return, Percent		9.51%			11.93%		9.41%
Performance Inception Date	Aug. 28, 2003
Hotchkis & Wiley Value Opportunities Fund Class Z
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes – Class Z
Average Annual Return, Percent		11.70%			13.12%		10.53%
Performance Inception Date	Sep. 30, 2019
Hotchkis & Wiley High Yield Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes – Class I
Average Annual Return, Percent		7.17%			3.90%		4.41%
Performance Inception Date	Mar. 31, 2009
Hotchkis & Wiley High Yield Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions – Class I
Average Annual Return, Percent		4.47%			1.58%		1.91%
Hotchkis & Wiley High Yield Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares – Class I
Average Annual Return, Percent		4.19%			1.95%		2.23%
Hotchkis & Wiley High Yield Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes – Class A
Average Annual Return, Percent		2.87%			2.80%		3.73%
Performance Inception Date	May 29, 2009
Hotchkis & Wiley High Yield Fund Class Z
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes – Class Z
Average Annual Return, Percent		7.38%			3.99%		4.48%
Performance Inception Date	Mar. 29, 2018
Hotchkis and Wiley Opportunities MP Fund Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		3.91%	14.31%
Performance Inception Date	Dec. 30, 2020
Hotchkis and Wiley Opportunities MP Fund Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		1.17%	12.56%
Hotchkis and Wiley Opportunities MP Fund Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.21%	10.80%